RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

13.         RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Twelve months ended December 31, 2021	Seven months ended December 31, 2020	Twelve months ended May 31, 2020
Salaries and fees	$1,331,996	$865,052	$880,556
Share-based payments	3,945,428	1,175,647	1,297,981
	$5,277,424	$2,040,699	$2,178,537

As at December 31, 2021, the Company had $414,571 (December 31, 2020 - $451,105; May 31, 2020 - $452,658) due to directors and management related to remuneration and expense reimbursements, which have been included in accounts payable and accrued liabilities. As at December 31, 2021, the Company had $Nil (December 31, 2020 - $36,605; May 31, 2020 - $Nil) due from directors and management related to the payment of withholding amounts.